Short-term trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Disclosure of trade and other receivables [text block]
4.2 SHORT-TERM TRADE AND OTHER RECEIVABLES
Set out below is a breakdown of this heading at December 31, 2024 and 2023:

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade receivables for sales and services	1,353	24	1	248	1,625
Other receivables	324	5	—	274	602
TOTAL RECEIVABLES	1,677	29	1	522	2,228

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Trade receivables for sales and services	1,300	15	(12)	51	1,353
Other receivables	300	4	—	20	324
TOTAL RECEIVABLES	1,600	19	(12)	70	1,677
a) Trade receivables for sales and services
Trade receivables break down as follows at December 31, 2024 and 2023:

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Trade receivables	963	13	1	111	1,088
Bad debt provisions	(216)	(1)	—	(10)	(227)
Net trade receivables	748	12	1	101	861
Completed work pending certification	446	10	—	118	573
Retentions	160	3	—	28	191
TRADE RECEIVABLES FOR SALES AND SERVICES	1,353	24	1	248	1,625

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Trade receivables	962	13	(12)	1	963
Bad debt provisions	(209)	(1)	—	(6)	(216)
Net trade receivables	753	12	(12)	(5)	748
Completed work pending certification	406	2	—	38	446
Retentions	141	1	—	18	160
TRADE RECEIVABLES FOR SALES AND SERVICES	1,300	15	(12)	51	1,353
The change under the heading “Other” (EUR 248 million) is explained primarily by the increase in Construction (EUR 228 million), highlighting Canada (EUR 95 million), Spain (EUR 68 million) and United States (EUR 67 million), as a result of the business performance.
Additionally, the heading "Trade receivables" includes collections of non recourse factoring during 2024 for EUR 11 million (there were no factoring agreements during 2023).
Set out below is a breakdown of the main trade receivables by debtor type at December 31, 2024 and 2023:

At 12.31.2024 (Million euro)	CONSTRUCTION		OTHER AND ADJUSTMENTS		TOTAL
Public sector	820	57%	138	n.a.	958	60%
Private sector	458	31%	75	n.a.	533	32%
Group companies and associates	186	12%	(52)	n.a.	134	8%
TOTAL	1,465	100%	161	N.A.	1,625	100%

At 12.31.2023 (Million euro)	CONSTRUCTION		OTHER AND ADJUSTMENTS		TOTAL
Public sector	777	—	93	n.a.	870	64%
Private sector	414	—	13	n.a.	427	32%
Group companies and associates	171	—	(116)	n.a.	55	4%
TOTAL	1,363	—	(10)	N.A.	1,353	100%
The Group has pre and post-contracting measures in place to manage customer credit risk, such as consulting debtor registers, ratings or solvency studies, etc. and monitoring incidents and default, etc. while the work is in progress.
Changes to trade provisions are set out below:

(Million euro)	2024	2023
Opening balance	216	209
Amounts charged to the income statement:	10	5
Charges	16	12
Reversals	(7)	(8)
Applications	—	—
Foreign exchange effect	1	1
Transfers and other	—	1
Closing balance	227	216
Group management considers that the carrying amount of trade receivables approximates fair value.
b) Other receivables
Other receivables break down as follows at December 31, 2024 and 2023:

Million euro	2023	Exchange rate	Consolidation scope changes	Other	2024
Advance payments to suppliers	67	3	—	13	83
Sundry receivables and other short terms financial assets	110	1	—	233	343
Infrastructure project receivables	4	—	—	—	4
Amounts receivable from Public Administrations	144	1	—	28	172
OTHER RECEIVABLES	324	5	—	274	602

Million euro	2022	Exchange rate	Consolidation scope changes	Other	2023
Advance payments to suppliers	61	—	—	6	67
Sundry receivables and other short terms financial assets	96	4	—	10	110
Infrastructure project receivables	3	—	—	—	4
Amounts receivable from Public Administrations	139	1	—	4	144
OTHER RECEIVABLES	300	4	—	20	324
The main movement under this heading during 2024, disclosed in the line item "Sundry receivables an other short terms financial assets", corresponds to the AGS divestment agreement reached with Avialliance UK Limited for the sale of Ferrovial entire stake in this asset (Note 1.1.4. and Note 6.11.), that has been completed on January 28, 2025. The completion of this transaction was subject to satisfaction of applicable regulatory approvals by 2024 year-end, and therefore, the subordinated loans granted to AGS of GBP 195 million (EUR 235 million) have been reclassified from long-term to short-term receivables.